Registration Nos. 333 - 82297

                                                 811 - 09283


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                     Pre-Effective Amendment No. 2     |x|
                     Post-Effective Amendment No. __    |_|

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                            Amendment No. 2     |x|


Name:  10k SmartTrust
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Address of Principal Business Office (No. & Street, City, State, Zip Code)

       5952 Royal Lane, Suite 270, Dallas TX  75230
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Telephone Number (including area code):      (214) 360-9360
                                       ---------------------------------------

Name and address of agent for service of process:

     J. Paul Hamilton, Monument Investments, Inc., 5952 Royal Lane, Suite 270, Dallas, TX 75230
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Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective.

        /__/ immediately upon filing pursuant to paragraph (b) /__/ on (date)pursuant to paragraph (b)
        /__/ 60 days after filing pursuant to paragraph (a)(1) /__/ on (date) pursuant to paragraph (a)(1)
        /__/ 75 days after filing pursuant to paragraph (a)(2) /__/ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
        /__/ this post effective amendment designates a new effective date for a previously filed post effective amendment.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              10k SmartTrust Funds
               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A
This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement on Form N-1A
10k SmartTrust Fund
---------------------------
   Part A - Prospectus
   Part B - Statement of Additional Information
   Part C - Other Information
Signature Page
Exhibit Index

PROSPECTUS                                                    _____, 1999


                               10k SmartTrust Fund


                           5952 ROYAL LANE, SUITE 270
                                DALLAS, TX 75230

               FOR INFORMATION, SHAREHOLDER SERVICES AND REQUESTS:
                            TOLL FREE:______________


The 10k SmartTrust Fund seeks long-term capital growth. Monument Investments, Inc. is the investment manager of The 10k SmartTrust Fund.

The 10k SmartTrust Fund is a special purpose mutual fund designed for investors who want to make long-term gifts in order to utilize either or both the $10,000 Annual Gift and the $650,000 Life Time Exemption for Estate planning purposes.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



AN OVERVIEW OF THE FUND


RISK/RETURN SUMMARY

FEES AND EXPENSES

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS


MANAGEMENT

HOW TO INVEST IN 10K SMARTTRUST

SHARE PRICE AND DISTRIBUTIONS

TAXES

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The 10k SmartTrust Fund seeks long-term capital growth.

WHAT IS THE PURPOSE OF THE FUND?

The purpose of the 10k SmartTrust Fund ("Fund") is to provide a Cost efficient and Tax effective mean of transferring wealth utilizing the $10,000 Annual Gift and/or the $650,000 Lifetime Exemption. By investing in the Fund you can make a long-term gift that may qualify for the $10,000 Annual Gift Tax exclusion.

HOW DOES IT WORK?


If you invest in the Fund, the shares you purchase will be held in an irrevocable trust -- a "10k SmartTrust Account"-- for the benefit of the individual you designate (Beneficiary). The duration of the 10k SmartTrust Account must be at least 10 years or until the beneficiary reaches the age of maturity, whichever is longer. Neither you nor your designated beneficiary may withdraw any money from the Fund or change the terms of the 10k SmartTrust Account in any way.

The 10k SmartTrust Account trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in the fund are held in trust until the maturity date(s) you designate. NOTE: THE 10K SMARTTRUST ACCOUNT IS IRREVOCABLE. ONCE ESTABLISHED, NEITHER YOU (THE GRANTOR) NOR THE BENEFICIARY CAN CHANGE THE TERMS OF THE TRUST IN ANY WAY. You cannot establish a 10k SmartTrust Account for yourself, your spouse or an entity other than an individual as a beneficiary.


WHO MAY WANT TO INVEST IN THE FUND?

You may want to invest in the Fund if you are looking for a unique and effective way to reduce your Estate taxes by making a gift to a child, grandchild or another individual. The 10k SmartTrust is an excellent way to utilize your Lifetime Exemption equivalent of $650,000 and/or the Annual Gift Tax Exclusion.

WHAT IS THE  LIFETIME EXEMPTION AND WHAT IS
THE ANNUAL GIFT TAX EXCLUSION?

The Lifetime Exemption is a tax credit wherein the first $650,000 of ones estate is not taxed (exempt). This exemption amount will increase to $1,000,000 by 2006.

The $10,000 Annual Gift Tax Exclusion allows any individual to gift to anyone they choose up to $10,000 per year without taxes being owed by either party. The gift must by definition be a "current interest" gift. This means the gift must be given irrevocably and the gift must be given at the present time and not sometime in the future. THE 10K SMARTTRUST DOES HAVE A PROVISION THAT ALLOWS FOR THE GIFT TO BE DEEMED A `CURRENT INTEREST GIFT'. (see `Important Note' under `Tax Consequences' page #

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund is not a good investment if you or your beneficiary will need to withdraw the money before maturity or if you do not want to give up control of the money you invest by making an irrevocable gift.


RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long term capital growth.


WHAT ARE THE PRINCIPLE INVESTMENT STRATEGIES?


The Fund invests primarily in no-load mutual funds specializing in large capitalization value and growth stocks. We believe that, by carefully selecting the mutual funds in which the Fund invests ("underlying funds"), we will provide you with an investment that is flexible in terms of both the investment techniques used by the underlying funds and the companies represented in the portfolios of the underlying funds.

The fund advisor, Monument Investments Inc., tries to achieve the greatest return for the level of risk assumed by each mutual fund. Our investment strategy stresses three factors: fund performance, investment style, and cost structure.

WHAT ARE THE PRINCIPLE RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the mutual funds and other securities it owns. The value of the mutual funds and the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

There is no guarantee that the Fund will achieve its investment objective and the beneficiary could lose money as a result of the investment in the Fund.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay during the life the 10k SmartTrust Account. Each 10k SmartTrust Account will also be subject to a fee to help offset a portion of the cost of preparing tax returns for that account and administrative costs that arise upon the maturity of a 10k SmartTrust Account. (SEE "WHAT ARE THE TAX CONSEQUENCES OF ESTABLISHING A 10K SMARTTRUST ACCOUNT?" ON PAGE 12)

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) imposed on purchases
         (as a percentage of offering price)                  2.00%
Maximum deferred sales charge (load)                          None

ANNUAL OPERATING EXPENSES:  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               1.50%
Distribution Plan (12b-1) and Service Fees                    1.00%
Other Expenses*                                               0.00%
                                                              -----
Total Annual Fund Operating Expenses                          2.50%
                                                              =====
*Other expenses, which include the fees and expenses of the Fund's independent trustee, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005%

EXAMPLE
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:



One Year     $  451
Three Years  $  972


TRUST EXPENSES

Each 10k SmartTrust Account for which the trustee files a tax return will be charged a $25 fee to help offset a portion of the tax return. See "Taxes" on page #.

Additionally, as each 10k SmartTrust Account reaches maturity a $100 administrative fee will be charged to help offset any costs incurred by the trustee associated with the 10k SmartTrust attaining maturity.

FUND EXPENSES

The Fund is responsible for its own operating expenses. These expenses include the fee that we receive in exchange for our advisory services to the Fund, fees and expenses of the various organizations that provide necessary services to the Fund and brokerage commissions.

Investment Management Fee. For our services to the Fund, the Advisor receives an annual fee, calculated daily and paid monthly, of 1.5% of the average net assets of the Fund. We may choose to reduce our fees and/or pay expenses of the Fund in order to reduce the Fund's aggregate annual operating expenses.


12b-1 Distribution Fee. The Fund has also adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 1.00% of the Fund's average daily net assets. This fee is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The fund seeks long term capital growth.

IMPLEMENTATION OF INVESTMENT OBJECTIVES


The Fund invests primarily in no-load mutual funds specializing in large capitalization value and growth stocks. We believe that, by carefully selecting the mutual funds in which the Fund invests ("underlying funds"), we will provide you with an investment that is flexible in terms of both the investment techniques used by the underlying funds and the companies represented in the portfolios of the underlying funds.

The fund advisor, Monument Investments Inc., tries to achieve the greatest return for the level of risk assumed by each mutual fund. Our investment strategy stresses three factors: fund performance, investment style, and cost structure.


Performance. The fund advisor continuously monitors the performance of the broad universe of equity mutual funds selecting those funds which have proven themselves consistent performers relative to their asset class for the 1, 3, and 5 year time horizons. Though past performance does not guarantee future returns it does suggest in the opinion of this advisor, that the better performing funds continue to exhibit investment success over time.

Investment Style. Growth or value or both? The fund advisor realizes that one style may outperform the other style dramatically over a period of time but not all the time. Hence, the flexibility to invest in the segment of the market which is in favor greatly enhances the efforts of the fund advisor to deliver consistent performance.


Cost Structure. The fund advisor is acutely aware of the effects that the cost structure of the invested mutual funds can have on performance. To this end, every effort is made to measure the `cost vs. reward' of each fund in which this fund invests. Funds which perform well, even those with a higher cost structure will be maintained, while a poor performing fund, even with a low cost structure, will be liquidated.


THE FUND IS DESIGNED AS A "FUND OF FUNDS" BUT MAY ALSO INVEST DIRECTLY IN LARGE, WELL-CAPITALIZED U.S. COMPANIES.

While the Fund intends to invest primarily in equity mutual Funds, the Fund may also invest up to 25% of the Fund's assets directly in equity securities which also have large capitalization value and growth characteristics, as viewed by the Fund's advisor. Large capitalization stocks have a value of approximately one billion or more and are therefore more liquid in nature, i.e., they usually have enough shares outstanding to accommodate supply and demand for their shares on typical trading days. Usually, stocks with greater liquidity are less volatile.

Value stocks typically are stocks which are out of favor with their particular industry or the stock market as a whole. Value stocks usually have a lower price to earnings ratio than growth stocks and as a result are usually less volatile.

Growth stocks are generally companies with higher price to earnings ratios as investors are more willing to pay a higher price for expected future earnings. Growth stocks can be more volatile than value stocks in light of their higher price to earnings ratios.


The Fund will avail itself of both investment styles. Hence the Fund is not "locked" into just one investment style, but is designed to be more flexible.



PRINCIPLE RISKS OF INVESTING IN THE FUND


The value of the fund's shares depends on the value of the mutual funds and other securities it owns. The value of the mutual funds and the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

There is no guarantee that the Fund will achieve its investment objective and the beneficiary could lose money as a result of the investment in the Fund.

We will invest only in mutual funds that have an investment objective similar to the Fund's. The mutual funds we acquire, however, may use certain investment techniques and strategies that are different from those adopted by the Fund. For example, an underlying fund might invest a portion of its assets in foreign securities or concentrate investments in a single industry. These and other techniques and strategies may involve investment risks in addition to those normally associated with investments made in accordance with policies adopted by the Fund. Your investment in the Fund will be subject to such risks to the extent that the underlying funds make use of such investment techniques and strategies.


By investing in other mutual funds, the 10k SmartTrust will incur greater expenses than you would incur if you invested directly in mutual funds. There is also risk associated with the emphasis placed on our judgment in assembling the underlying mutual funds. This increased reliance on our judgment exposes you to the risk that we could be incorrect in our evaluations and assumptions and thus may make allocation decisions that may not prove profitable.


In summary, 10k SmartTrust is intended for investors who want to give an irrevocable gift to another individual, but want that gift to have the potential to grow, outside of the grantors estate, over time (at least 10 years) in a fund whose objective is long term capital growth through large capitalization value and growth equity funds. A grantor (the person making the gift) willing to make such a gift must be willing to give up control over the gift and accept the risks associated with the fund's investment strategy.

EXPENSES OF THE FUND AND UNDERLYING FUNDS


We will normally invest only in other mutual funds that do not impose sales charges of any kind or redemption fees. If we do select a mutual fund that imposes such a charge, however, we will use available waivers and quantity discounts to [reduce or] eliminate the sales load. We may also invest in mutual funds that incur fees and expenses for distribution services or shareholder services under 12b-1 plans or shareholder services plans. The Fund will indirectly bear its proportionate share of these fees and expenses. Because the Fund will bear its share of the costs of the underlying funds, you will pay higher expenses than would be the case if you made a direct investment in the underlying fund. These costs include items such as the fees paid to the manager of the underlying fund and fees paid to other organizations that provide necessary services to the underlying funds, as well as fees, if any, related to the distribution of shares of the underlying fund.


CERTAIN INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

Investments in foreign securities, and related transaction in foreign currencies, may be affected by fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. An underlying fund that concentrates its investments in a single industry is likely to be adversely affected by market and economic conditions that are unfavorable for that industry. The liquidity of an underlying fund will be affected if that fund invests in restricted or illiquid issues and this could affect the ability of the Fund to redeem shares of that fund. An underlying fund that engages in techniques such as selling short, borrowing money, hedging strategies using futures contracts or options, may incur transaction costs not associated with direct investments in securities as well as certain other risks. Investments in fixed income securities by an underlying fund will subject that fund to the risk that the value of the fixed income securities held will fluctuate with changes in the prevailing interest rates.

The underlying funds may actively trade their portfolios, resulting in higher brokerage commissions and increased realization of taxable capital gains. In addition, the underlying funds may invest in money market funds and money market instruments as a temporary defensive strategy; such investments may reduce the potential for capital appreciation.

The Fund is independent from any of the other mutual funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those funds. If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in the underlying fund, which can entail further losses. In addition, if the Fund holds more than 1% of the underlying fund's shares, the Fund may encounter delays in redeeming its holding in that fund.


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees oversees the management of the Fund and meets at least quarterly to review reports about Fund operations. The Board of Trustees has hired the Advisor to provide investment management services to the Fund. These services include day-to-day investment decision for the Fund, placing securities transactions with brokers selected by the Advisor and coordination of other services necessary for the Fund to operate.


Monument Investments, Inc. is the Advisor and is located at 5952 Royal Lane, Suite 270, Dallas, Texas 75230. J. Paul Hamilton, the founder and president of the advisor, is responsible for day to day investment decisions for the Fund. Mr. Hamilton has been a portfolio manager for 15 years. Before founding Monument Investments, Inc. in 1996, Mr. Hamilton was a Vice President, Trust Officer and Portfolio Manager with Texas Commerce Bank (1986 to 1996) and prior to that, a Portfolio Manager and Trust Officer with First National Bank, Abilene, Texas (1984 to 1986). Mr. Hamilton is a graduate of Hardin-Simmons University, where he also earned an MBA in Finance. Neither the Advisor nor Mr. Hamilton have previously managed assets organized as a mutual fund. The Fund has no operating history.


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

WHAT ABOUT YEAR 2000?

Many computer systems used today cannot tell the year 2000 from the year 1900 because of the way dates are encoded. This could be a problem when the year 2000 arrives and could affect securities trades, interest and dividend payments, pricing, and account services.

 Although we can't guarantee that this won't be a problem, the Fund's investment adviser and other service providers have been working on adapting their computer systems. They expect that their systems, and the systems of their service providers, will be ready for the new millennium.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of the securities, which, in turn, could impact the funds performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuers Year 2000 readiness is only one of many factors the fund mangers may consider when making investment decisions, and other factors may receive greater weight.

HOW TO INVEST IN 10K SMARTTRUST FUND

HOW DOES A 10K SMARTTRUST ACCOUNT OPERATE?

Establishing a 10k SmartTrust Account. You may establish a 10k SmartTrust Account by completing an application and forwarding it to the Adviser. As part of the application process, you will be asked to designate a beneficiary, maturity date(s) and to approve other terms of your 10k SmartTrust Account.

Please remember that, once your 10k SmartTrust Account is established, you may make additional investments in your 10k SmartTrust Account until it matures, but under the terms of the irrevocable trust, you will not be permitted to withdraw money from the 10k SmartTrust Account or change the terms of the Trust in any way.

You may send a check or money order payable to the Advisor with your application or, if you prefer, you may arrange to wire your payment to us. The minimum investment required to establish your 10k SmartTrust Account is $10,000. Once your 10k SmartTrust Account is established, you may make additional investments in the 10k SmartTrust Account, by wire or by mail. You may also establish telephone services or wire transfer services; please contact us for details.

YOU MAY ESTABLISH YOUR 10K SMARTTRUST ACCOUNT:

     BY TELEPHONE         OPEN AN ACCOUNT                                      MAKE ADDITIONAL GIFTS
                          Your initial 10k SmartTrust Account must be          Additional gifts must be at an
                          established in writing with least $10,000.           initial gift of at least $10,000.

     BY MAIL              OPEN AN ACCOUNT                                      MAKE ADDITIONAL GIFTS Send your
                          Send a signed and completed application and a        check or money order for at least
                          check or money order payable to Monument             $5,000.  Include the account name,
                          Investments, Inc. to:                                address and number to be credited
                                      Monument Investments, Inc.               on your check or money order.
                                            P.O. Box 670662
                                           Dallas, TX. 75367

     BY WIRE              OPEN AN ACCOUNT                                      MAKE AN ADDITIONAL INVESTMENTS
                          Send a signed and completed application.  Give       Follow the wire instructions
                          your bank the following information:                 provided in the "Open an account"
                                                 ABA #                         section
                                       Attn: 10k SmartTrust Fund
                                                 DDA #
                                   10k SmartTrust beneficiary's name

     ONLINE               Log on to our website and follow the instructions.

     IN PERSON         If you prefer to handle your transactions in person, our Investor Center and a representative can help you open an account and make additional investments.  Our offices are open
     Monday-Friday 8 a.m. to 5 p.m. Visit us at Monument Investments, Inc. 5952 Royal Lane, Suite 270, Dallas,
     TX.  75230.


Managing a Matured 10k SmartTrust Account. Your designated beneficiary will be notified prior to the date on which the 10k SmartTrust Account reaches maturity. At that time, shares of the Fund will be transferred to an account ("Matured Account") established in the sole name and Social Security number of your designated beneficiary. After the 10k SmartTrust Account matures and is transferred to your designated beneficiary, neither you nor your designated beneficiary may make any additional investments to that Matured Account.

Shares of the Fund held in a matured account may be redeemed by the designated beneficiary, upon written instructions from the beneficiary. Redemption orders for $100,000 or more must include a signature guarantee. Alternatively, the beneficiary may establish telephone or wire transfer services; please contact us for details. A $100 fee will be assessed at final maturity to help offset the expense of closing the account.


MANAGING A MATURED ACCOUNT:


     BY WIRE:                                               SELL SHARES:
     If the beneficiary requests a redemption by wire,      A beneficiary can receive redemption proceeds by wire
     $25 will be deducted from the amount wired.  Your      or electronic transfer. (This service is not available
     bank also may charge a fee.                            if the beneficiary has chosen to do business in writing only.)


     IN PERSON:        IF YOU PREFER TO HANDLE YOUR TRANSACTIONS IN PERSON, OUR INVESTOR CENTER AND A
     REPRESENTATIVE CAN HELP YOU OPEN AN ACCOUNT AND MAKE ADDITIONAL INVESTMENTS.  OUR OFFICES ARE OPEN
     MONDAY-FRIDAY 8 A.M. TO 5 P.M. VISIT US AT:


                                                MONUMENT INVESTORS, INC.
                                               5952 ROYAL LANE, SUITE 270
                                                    DALLAS, TX 75230

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.



Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available or when the Advisor determines the last bid price does not accurately reflect the current value then such securities are valued pursuant to methods established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, such securities are valued pursuant to methods established by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



DIVIDENDS AND DISTRIBUTIONS

The Fund intends to make distributions of dividends and capital gains; to assure that the relevant provisions of the tax code relating to irrevocable gift trusts such as the 10k SmartTrust Account are met, all distributions will be reinvested in Fund shares. Dividends will nevertheless be taxable to the 10k SmartTrust Account as ordinary income under federal, state and local tax law. (SEE "TAXES" ON PAGE #). The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

Dividend or distributions on shares of the Fund held in the 10k SmartTrust Account will be credited to the 10k SmartTrust, starting on the day after a purchase is effective. For example, if shares are purchased on a day that a distribution is declared, the 10k SmartTrust will not receive that distribution. Redeemed shares will receive any distribution declared on the day of redemption. When shares held in a Matured Account are redeemed, we will include any distributions received with the redemption proceeds. Other than to make certain tax payments, the redemption's from a 10k SmartTrust Account are not permitted before the account matures.

TAXES


WHAT ARE THE TAX CONSEQUENCES OF ESTABLISHING A 10K SMARTTRUST ACCOUNT?

The following is only a summary of the tax laws that will affect a 10k SmartTrust Account. The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening or establishing a 10k SmartTrust Account.

Distribution and dividends earned in a 10k SmartTrust Account may be subject to federal, state and local taxes and a tax return is generally required to be filed by the Trustee of the 10k SmartTrust Account. The Trustee for the 10k SmartTrust Account will file all state and federal tax returns and will pay any taxes that are due by redeeming Fund shares from your 10k SmartTrust Account. A $25 fee is charged to the trust for each year a tax return is filed. This also is done by redeeming shares from the 10k SmartTrust Account.

Taxation of Distributions. Distributions of income are taxable to the 10k SmartTrust Account as ordinary income. Distributions of capital gains are classified either as short-term or long-term and are taxed as follows:

     Type of Distribution              Tax Rate of 15% Bracket               Tax Rate of 28% or above
     Short-term capital gains            Ordinary income rate                 Ordinary income rate
     Long-term capital gains                   10%                                  20%

The tax status of any distribution of capital gains is determined by how long the Fund held the underlying security that was sold, not by how long the 10k SmartTrust has been in existence. No federal income tax is due from the 10k SmartTrust Account unless its income exceeds approximately $100 in a year.

Redemption's from Matured Accounts. Redemption's from a Matured Account will be subject to capital gains tax. Based on current tax law, which is subject to change, gains or losses will be treated as either short-term capital gains or losses or long-term capital gains or losses.

Gift Taxes. When you establish a 10k SmartTrust Account, you will be treated, for Federal gift tax purposes, as the donor of a future interest. Any additional investments you make in your 10k SmartTrust Account during the term of your 10k SmartTrust will likewise be considered to be gifts of a future interest. As a result, neither your initial investment nor any subsequent investment will qualify for the Annual Gift Tax Exclusion of $10,000 (indexed for inflation). Accordingly, you will be required to file a United States Gift Tax Return (Form
709) with respect to any year in which you make an investment in your 10k SmartTrust. No gift tax is payable, however, until your "Lifetime Exemption" or "Unified Tax Credit" is exceeded. For tax years through 1999, the Unified Tax Credit is $650,000; this amount will increase to $1,000,000 by 2006. Each gift is applied against the exemption equivalent that would otherwise be available in the future.


     NOTE: THE ABOVE PARAGRAPH HOLDS TRUE UNLESS THE GRANTOR OFFERS THE
          BENEFICIARY THE RIGHT TO WITHDRAWAL THE ANNUAL GIFT TAX EXCLUSION OF $10,000 (INDEXED FOR INFLATION) WITHIN 30 DAYS OF ESTABLISHING THE 10K SMARTTRUST. IN MAKING AVAILABLE THE WITHDRAWAL OPTION TO THE BENEFICIARY, THE GIFT WOULD BE DEEMED A CURRENT INTEREST GIFT AND WOULD NOW QUALIFY FOR THE ANNUAL GIFT TAX EXCLUSION OF $10,000.

     NOTE: Only the annual gift tax exclusion amount would qualify as a current interest gift. The remaining gift would utilize the lifetime exemption and a gift tax return would need to be filed. Example: Suppose a gift of $100,000 was made and the beneficiary chose to forgo the withdrawal option. $10,000 would qualify for the annual gift tax exclusion and only $90,000 of the Lifetime Exemption would be utilized.




     ANNUAL AND SEMIANNUAL REPORTS                               MORE INFORMATION:
     These reports contain more information about the            You can review and copy information including the
     Fund's investments and the market conditions and            Fund's reports and SAI at the Public Reference Room
     investment strategies that significantly affected           of the Securities and Exchange Commission in Washington,
     the Fund's performance during the most recent               D.C. You can obtain information on the operation of
     fiscal period. These reports can be obtained free           the Public Reference Room by calling 1-800-SEC-0330.
     of charge by calling the Fund at 1-800-__________.

     STATEMENT OF ADDITIONAL INFORMATION (SAI).  The SAI         You can get text-only copies:
     contains a more detailed, legal description of the Fund's
     operations, investment restrictions, policies and           For a fee, by writing to the Public Reference Room of
     practices.  The SAI is incorporated by reference into       the Commission, Washington, DC 20549-6009, or
     this Prospectus.  This means that it is legally part of
     this Prospectus, even if you don't request a copy.          For a fee, by calling 1-800-SEC-0330, or
     This report can be obtained free
     of charge by calling the Fund at 1-800-__________.
                                                                 Free of charge Commission's Internet website at
                                                                 http://www.sec.gov.
     Shareholders may make inquires to the Fund by calling
     1-800-___________.



     Investment Company Act File No. 811-09283

                               10k SmartTrust Fund

                       STATEMENT OF ADDITIONAL INFORMATION



                          -----------------------------

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of 10k SmartTrust Fund dated ________________. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-___________.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                          PAGE


DESCRIPTION OF THE TRUST

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS

INVESTMENT LIMITATIONS

THE INVESTMENT ADVISOR

TRUSTEES AND OFFICERS

PORTFOLIO TRANSACTIONS AND BROKERAGE

DETERMINATION OF SHARE PRICE

INVESTMENT PERFORMANCE

CUSTODIAN

TRANSFER AGENT

ACCOUNTANTS

DISTRIBUTOR

ADMINISTRATOR

DESCRIPTION OF THE TRUST

         The 10k SmartTrust Fund (the "Fund") was organized as a series of 10k SmartTrust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated April 6, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles.

         6. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

          The Fund's investment advisor is Monument Investments, Inc. (the "Advisor"). J. Paul Hamilton may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name 10k SmartTrust in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name 10k SmartTrust automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.






======================================== ================= =========================================================
         NAME, AGE AND ADDRESS               POSITION                    PRINCIPAL OCCUPATIONS DURING
                                                                                 PAST 5 YEARS
* J. Paul Hamilton                       President and      President  of  Monument  Investments,  Inc.  since 1996.
                                         Trustee            Vice President,  Trust Officer and Portfolio  Manager at
                                                            Texas Commerce Bank from 1984 to 1996.


Bruce Dwayne Singleton                   Trustee            Asst. VP Operations Concentra Managed Care, Inc. since 1999,
                                                            VP Operations Monarch Dental Corporation from 1997 to 1999,
                                                            Sr. Consultant of Scheur Management Group Inc. from 1996 to 1997,
                                                            Director of External Reporting of Electronic Data Systems from
                                                            1995 to 1996, Audit Manager of Arthur Andersen LLP from 1986 to 1995.


Barry Eugene Dull                        Trustee            Inside client representative of IBM since 1996, Mortgage Broker of North American Mortgage from 1995 to 1996, and Sales
                                                            Representative/Business Credit of TRW from 1990 to 1995.


======================================== ================= =========================================================

          The following table estimates the Trustees compensation for the first full year ending ______ ___, 2000. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

====================================== ========================== =======================================
                NAME                           AGGREGATE                    TOTAL COMPENSATION
                                             COMPENSATION                FROM TRUST (THE TRUST IS
                                              FROM TRUST                  NOT IN A FUND COMPLEX)
J. Paul Hamilton                                    0                               0


Bruce Dwayne Singleton                              $100                            $100

Barry Eugene Dull                                   $100                            $100
====================================== ========================== =======================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


[To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will be prorated in the event full execution of the trade was not possible.]


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

         Where:   P        =       a hypothetical $1,000 initial investment
                  T        =       average annual total return
                  n        =       number of years
                  ERV      =       ending  redeemable  value at the end of the
                                   applicable  period  of the  hypothetical
                                   $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each Unified shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

PART C OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)  Certificate of Trust*

(a)(2)  Trust Instrument*

(b)     By-laws of the Trust*

(c)     Not Applicable

(d) Investment Adviser Agreement between Registrant and Monument Investments, L.L.C.*

(e) Distribution Agreement between Registrant and AmeriPrime Financial Securities, Inc. *

(f)     Not Applicable

(g)     Custody Agreement*

(h)(1) Transfer Agency Agreement between the Registrant and Unified Fund Service, Inc.*

(h)(2) Fund Accounting Agreement between the Registrant and Unified Fund Service, Inc.*

(h)(3) Administration Agreement between the Registrant and AmeriPrime Financial Services, Inc.*

(i)     Opinion and consent of counsel.*

(j)     Consent of ____________________, Independent Accountants for
        Registrant.*

(k)     Not Applicable

(l)     Subscription Agreement for Shares of the 10k SmartTrust Fund.*

(m)     Rule 12b-1 Distribution Plan.*

(n)     Financial Data Schedule*

(o)     Rule 18f-3 Plan.*

(p)     Class D Shareholder Services Plan*

Notes to Item 23.

*    To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

The Trust does not control and is not under common control with any other person.

ITEM 25.  INDEMNIFICATION

All officers, Trustees, employees and agents of the Trust are to be indemnified as set forth in Trust Instrument. To this end, the Trust intends to obtain an Officers' and Trustees' Errors and Omissions Insurance Policy.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted for Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Monument Investments, Inc., 5952 Royal Lane, Suite 270, Dallas, TX 85230 ("Monument"), Advisor to the 10k SmartTrust Fund, is a registered investment advisor. (1) "Monument" has engaged in no other business during the past two fiscal years.
(2) The following list sets forth other substantial business activities of the directors and officers of "Monument" during the past two years:

* Gerald R. James, Jr. a director of "Monument", has been a Vice President/Bank Manager at First State Bank of North Texas in Dallas, Texas since February 1998. From February 1996 to February 1998, Mr. James served as Vice President of Fidelity Bank in Dallas, Texas.

* Robert W. Manry, a director of Monument, has been an Account Executive at Global Dallas (a trucking company) in Irving, Texas since 1987.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust, and the TANAKA Funds, Inc.

(b) There are no officers and directors of the Distributor who also serve on behalf of the Trust.

(c)  None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained on behalf of the 10k SmartTrust Fund by the Fund Administrator, 1793 Kingswood Dr, Suite 200, Southlake, TX 76092.

ITEM 29.  MANAGEMENT SERVICES

The Trust has not entered into any management-related service contracts other than as described in Part A and B of this Registration Statement.

ITEM 30.  UNDERTAKINGS

The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees if requested to do so by the holders of at least 10% of Registrant's outstanding voting securities, and to assist in communications with other shareholders, as required by Section 16(c) of the 1940 Act.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Dallas, Texas on the 2nd day of July, 1999.

10k SmartTrust Fund

  By:


       /s/
     --------------------------------------
         J. Paul Hamilton, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this to the Registration Statement of the Trust on Form N-1A has been signed below by the following person in the capacity and on the date indicated:

J. Paul Hamilton
President and Trustee

 By:


       /s/
     --------------------------------------
         J. Paul Hamilton
         July 2, 1999

                                EXHIBIT INDEX TO

                         TO THE REGISTRATION STATEMENT

                                  ON FORM N-1A


(a)(1)  Certificate of Trust*

(a)(2)  Trust Instrument*

(b)     By-laws of the Trust*

(c)     Not Applicable

(d) Investment Adviser Agreement between Registrant and Monument Investments, Inc.*

(e)     Distribution Agreement between Registrant and 10k SmartTrust Fund *

(f)     Not Applicable.

(g)     Custody Agreement*

(h)(1) Transfer Agency Agreement between the Registrant and Unified Funds Services, Inc.*

(h)(2) Fund Accounting Agreement between the Registrant and Unified Funds Services, Inc.*

(h)(3) Administration Agreement between the Registrant and AmeriPrime Financial Services, Inc.*

(i)     Opinion and consent of counsel.*

(j)     Consent of ____________________, Independent Accountants for
        Registrant.*

(k)     Not Applicable

(l)     Subscription Agreement for Shares of the 10k SmartTrust Fund*

(m)     Rule 12b-1 Distribution Plan.*

(n)     Financial Data Schedule*

(o)     Rule 18f-3 Plan.*


*    To be filed by amendment.